RELATED PARTY TRANSACTIONS (Schedule of related party leasing revenues and repayments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Profit sharing income – related parties	$ 0	$ 1,510
Interest income related parties – direct financing leases	0	382
Service revenue related parties – direct financing leases	0	1,746
Golden Ocean
Related Party Transaction [Line Items]
Operating lease income	27,195	25,689
Profit sharing income – related parties	0	1,510
Frontline Shipping
Related Party Transaction [Line Items]
Interest income related parties – direct financing leases	0	382
Service revenue related parties – direct financing leases	0	1,746
Direct financing lease repayments	0	1,752
Seadrill
Related Party Transaction [Line Items]
Operating lease income	$ 0	$ 17,770